CONSOLIDATED INCOME STATEMENT - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed consolidated income statement
Revenue	R 127,392.4	R 72,925.4	R 50,656.4
Cost of sales	(83,368.8)	(63,314.5)	(48,129.0)
Interest income	1,065.4	560.4	482.1
Finance expense	(3,151.8)	(3,302.5)	(3,134.7)
Share-based payments	(512.4)	(363.3)	(299.4)
Total (loss)/gain on financial instruments	(2,450.3)	(6,015.1)	1,704.1
Gain on foreign exchange differences	(255.0)	325.5	1,169.1
Share of results of equity-accounted investees after tax	1,699.8	721.0	344.2
Other costs	(2,726.9)	(2,310.4)	(1,015.4)
Other income	1,657.4	484.2	310.2
Gain on disposal of property, plant and equipment	98.8	76.6	60.2
(Impairment)/ Reversal of impairment recognised in profit or loss	121.4	(86.0)	(3,041.4)
Loss on settlement of convertible bond	(1,506.7)
Gain on derecognition of borrowings and derivative instrument			230.0
Occupational healthcare expense	(52.3)	39.6	(15.4)
Restructuring costs	(436.2)	(1,252.4)	(142.8)
Loss on Bulk Tailings re-Treatment early settlement	(186.2)
Transaction costs	(138.6)	(447.8)	(402.5)
Gain on acquisition		1,103.0
Loss before royalties, carbon tax and tax	37,250.0	(856.3)	(1,224.3)
Royalties	(1,765.0)	(431.0)	(212.6)
Carbon tax	(5.2)	(12.9)
Loss before tax	35,479.8	(1,300.2)	(1,436.9)
Mining and income tax	(4,858.2)	1,733.0	(1,083.8)
Profit/(loss) for the period	30,621.6	432.8	(2,520.7)
Attributable to:
Owners of the parent	29,311.9	62.1	(2,499.6)
Non-controlling interests	R 1,309.7	R 370.7	R (21.1)
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share	R 10.74	R 0.02	R (1.10)
Diluted earnings per share	R 10.55	R 0.02	R (1.10)